Provisions for expected credit losses/impairment charges - Portfolio Overlays (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Provisions for expected credit losses/impairment charges
Portfolio Overlays	$ 647	$ 652
COVID-19
Provisions for expected credit losses/impairment charges
Portfolio Overlays	557	577
COVID-19 | Deferral packages
Provisions for expected credit losses/impairment charges
Portfolio Overlays	347
Other risks
Provisions for expected credit losses/impairment charges
Portfolio Overlays	90	75
Parent Entity
Provisions for expected credit losses/impairment charges
Portfolio Overlays	551	513
Parent Entity | COVID-19
Provisions for expected credit losses/impairment charges
Portfolio Overlays	461	438
Parent Entity | COVID-19 | Deferral packages
Provisions for expected credit losses/impairment charges
Portfolio Overlays	298
Parent Entity | Other risks
Provisions for expected credit losses/impairment charges
Portfolio Overlays	$ 90	$ 75